Partnership Distributions	12 Months Ended
Dec. 31, 2011
Partnership Distributions [Abstract]
Partnership Distributions

Note 5: Partnership Distributions

For the year ended December 31, 2011, the Partnership made distributions of $5 million each on May 31st, September 26th, and December 27th. The Account's share of these distributions was $0.2 million each. During the year ended December 31, 2010, the Partnership made distributions of $7.5 million on May 3rd and $10 million on October 27th. The Account's share of these distributions was $0.3 and $0.4 million respectively.